Balances and Transactions with Related Parties (Schedule of related party balances and transactions) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due from related parties	$ 77,280	$ 54,487
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 15	$ 18